Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	8,200,000	9,400,000
Stock unit outstanding	2,300,000	1,700,000
Ordinary shares available for issuance under the Equity Incentive Plans	3.4
Total Reserved and Authorized Shares as of December 31, 2019	13.9
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	2,200,000	1,700,000
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	100,000	0